Related Party Transactions - Summary of Related Party Transactions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Purchased power	$ 3,652	$ 3,724
Revenues	7,799	7,740
Capital contribution received from OPG	2	12
Transmission [Member]
Related Party Transaction [Line Items]
Revenues	2,217	2,080
Distribution [Member]
Related Party Transaction [Line Items]
Revenues	5,582	5,660
IESO [Member]
Related Party Transaction [Line Items]
Purchased power	2,297	2,374
Funding received related to CDM programs	3	3
IESO [Member] | Amounts Related To Electricity Rebates [Member]
Related Party Transaction [Line Items]
Related party transaction amount	897	1,031
IESO [Member] | Transmission [Member]
Related Party Transaction [Line Items]
Revenues	2,195	2,062
IESO [Member] | Electricity, US Regulated [Member]
Related Party Transaction [Line Items]
Revenues	250	247
IESO [Member] | Distribution [Member]
Related Party Transaction [Line Items]
Revenues	46	35
OPG [Member]
Related Party Transaction [Line Items]
Purchased power	16	20
Related party transaction amount	2	2
Capital contribution received from OPG	5	5
OPG [Member] | Transmission [Member]
Related Party Transaction [Line Items]
Revenues	2	2
OPG [Member] | Distribution [Member]
Related Party Transaction [Line Items]
Revenues	5	5
OPG [Member] | Electric Other [Member]
Related Party Transaction [Line Items]
Revenues	0	0
OEFC [Member]
Related Party Transaction [Line Items]
Purchased power	1	2
OEB [Member]
Related Party Transaction [Line Items]
OEB fees	12	10
Hydro One Limited [Member]
Related Party Transaction [Line Items]
Dividends paid	693	652
Stock-based compensation costs	4	5
Hydro One Limited [Member] | Cost Recovery For Services Provided [Member]
Related Party Transaction [Line Items]
Related party transaction amount	11	7
Hydro One Telecom [Member] | Energy Service [Member]
Related Party Transaction [Line Items]
Revenues	3	2
Hydro One Telecom [Member] | Energy Service [Member] | Operating Expense [Member]
Related Party Transaction [Line Items]
Purchased power	33	26
Hydro One Broadband Solutions Inc. [Member]
Related Party Transaction [Line Items]
Reduction in capital contribution from HOBSI	0	2
Hydro One Broadband Solutions Inc. [Member] | Revenues for services [Member]
Related Party Transaction [Line Items]
Revenues	$ 0	$ 1
Province Of Ontario [Member]
Related Party Transaction [Line Items]
Ownership percentage	47.10%	47.20%
Wataynikaneyap Power LP [Member] | IESO [Member] | Distribution [Member]
Related Party Transaction [Line Items]
Revenues	$ 54	$ 0